Taxes - Narrative (Details) ¥ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 CNY (¥) ¥ / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares
Taxes
Assessable profit for High and new technology enterprises | $	$ 2
Tax rate	25.00%	25.00%	25.00%	25.00%	25.00%
Impact of the tax holidays		¥ 141,020	$ 20,157	¥ 1,015,692	¥ 1,145,885
Impact of tax holidays on net income per share (basic and diluted) | ¥ / shares		¥ 0.15		¥ 8.28	¥ 10.31
Hong Kong | Assessable profit of first HKD 2 million
Taxes
Tax rate	8.25%	8.25%	8.25%
Hong Kong | Assessable profit of above HKD 2 million
Taxes
Tax rate	16.50%	16.50%	16.50%
PRC
Taxes
Tax rate	25.00%	25.00%	25.00%
Percentage of annual taxable income	25.00%	25.00%	25.00%
Base profit for small low enterprises | ¥		¥ 3,000,000
Preferential income tax rate for small low profit enterprises	20.00%	20.00%	20.00%
PRC | Kebiao Technology
Taxes
Preferential income tax rate for High and new technology enterprises	15.00%	15.00%	15.00%	15.00%